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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549


                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


           Read instructions at end of form before preparing form.
                            Please print or type.


1.  Name and address of issuer:  The Jhaveri Trust

                   18820 High Parkway
                   Cleveland, Ohio 44116

2.  Name of each series or class of funds for which this notice is filed:

              Jhaveri Value Fund.

3.  Investment Company Act File Number:  811-8974

        Securities Act File Number:  33-89288

4.  Last day of fiscal year for which this notice is filed:

        March 31, 1997

5. Check box if this notice is being filed more than 180 days after close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable see instruction a.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0



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8.    Number and amount of securities registered during the fiscal year other
than pursuant to Rule 24F-2;    0

9.    Number and aggregate sale price of securities sold during the fiscal year:

                   205,076 shares -   $ 2,614,090

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    205,076 shares -   $ 2,614,090

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction b.7):

                        N/A

12.   Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                          $2,614,090

(ii)  Aggregate price of shares issued in connection with dividend reinvestment
plans (from item 11, if applicable):      $      0

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                          $  921,415

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line
(iv)] (if applicable):
                                          $1,692,675

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                   X     1/3300

(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                          $     512.93

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lock box depository as described in Section 3a of the Commission's Rules of Informal and
Other Procedures (17 CFR 202.3a).     X

Date of mailing or wire transfer of filing fees to the Commission's lock box
depository:                   May 28, 1997


Signatures____________________________________

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This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By /s/
  -----------------------
  RAMESH C. JHAVERI
  CHIEF EXECUTIVE OFFICER


Date May 28, 1997

Please print the name and title of the signing officer below the signature.


May 28, 1997

The Jhaveri Trust
18820 High Parkway
Cleveland, Ohio 44116

Gentlemen:

This letter is in response to your request for our opinion in connection with Form 24F-2 for the Trust for the fiscal year ended March 31, 1997.

We have examined a copy of (a) the Trust's Declaration of Trust and amendments thereto, (b) the Trust's By-Laws and amendments thereto, and (c) all such agreements, certificates of public officials, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures on original documents submitted by us, the conformity to executed documents of all unexecuted copies submitted to us and the conformity to the original of all copies submitted to us as conformed or copied documents.

Based upon the foregoing, we are of the opinion that the shares of the Trust, the registration of which the Form makes definite in number, if issued in accordance with the Prospectus and Statements of Additional Information of the Trust, were legally issued, fully paid and non-assessable.

We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to the Form referred to above.

Very truly yours,

BROWN, CUMMINS & BROWN CO., L.P.A.